DUE TO BANKS AND CORRESPONDENTS, International funds and others (Details) S/ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2022 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Nov. 30, 2022 USD ($)
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			S/ 4,694,617	S/ 3,519,453
Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date			January 2023	January 2022
Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date			December 2031	March 2032
Soles Currency [Member] | Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate			2.23%	1.15%
Soles Currency [Member] | Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate			9.45%	7.53%
Bank of New York Mellon [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			S/ 572,100	S/ 0
Corporacion Financiera de Desarrollo (COFIDE) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			503,538	563,136
Standard Chartered Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]		456,244	0
International Finance Corporation [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			382,840	0
Citibank N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			381,400	398,700
Wells Fargo Bank NY [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]		380,020	677,790
Toronto Dominion Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			247,910	0
Caixabank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			190,700	0
Bank of America [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]		189,470	920,036
HSBC Bank USA [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]		189,321	0
JP Morgan Chase Bank, N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]		189,321	0
Banco Internacional del Peru S.A.A. (Interbank) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			150,000	0
Bancoldex [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			126,957	174,145
Scotiabank Peru S.A.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			120,000	180,198
Banco BBVA Peru [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			114,000	119,900
ICBC Peru Bank S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			100,000	0
Banco de Occidente [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			84,096	43,167
Bradesco Bac Florida Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			76,280	0
Bancolombia S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			59,604	78,715
Zurcher Kantonalbank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			95,350	0
Banco De La Nacion [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			0	185,000
Others [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			S/ 85,466	S/ 178,666
Wells Fargo, Standard Chartered, JP Morgan Chase, HSBC Bank and Bank of America [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Borrowing term			25 months
Wells Fargo, Standard Chartered, JP Morgan Chase, HSBC Bank and Bank of America [Member] | Interest Rate Swap [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Notional amount		S/ 953,500			$ 250.0
Borrowings basis spread on variable rate		0.015

[1]	In November 2022, the Bank agreed on a loan under the Club Deal Loan Format at 25 months for US$250.0 million equivalent to S/953.5 million, having as borrowers to five foreign banks: Wells Fargo – Administrative Agent, Standard Chartered, JP Morgan Chase, HSBC Bank and Bank of America. The loan accrues interest at a variable interest rate of 3 months SOFR plus a 1.5 percent spread. Likewise, the expenses related to said transaction were deferred and accrued proportionally during the months of November and December 2022 and will continue accruing during the term of the loan.